ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

Indonesia Energy Corporation Limited (the “Company,” “IEC,” “we,” “us,” our” and similar terminology), through its subsidiaries in Hong Kong and Indonesia, is an oil and gas exploration and production company focused on the Indonesian market. The Company currently holds two oil and gas assets through its subsidiaries in Indonesia: one producing block (the “Kruh Block”) and one exploration block (the “Citarum Block”). The Company also identified a potential third exploration block known as the “Rangkas Area.” In January 2024, new 3D seismic exploratory operations at the Company’s 63,778 acre Kruh Block commenced, which was completed in June 2024. Interpretation and reservoir study based on the 3D seismic data continued until September 2025. Importantly, the Company anticipates that the results of this seismic work will support the commencement of its continuing drilling program, which includes two back-to-back wells for which field operations are already underway. The first well, K-29, was spudded on July 25, 2026, and drilling operations commenced on the same date. The well reached a total measured depth of approximately 3,378 feet, and drilling operations were completed in August 2026. The actual production operations at K-29 are expected to commence in late September 2026. Following the completion of the K-29 well, the Company plans to commence drilling activities at the WK-5 as part of the drilling program. The second well, WK-5, is expected to be completed by the end of 2026. The Company also plans to conduct a continuous drilling program from 2027 through 2030 in the Kruh, West Kruh and North Kruh fields over the next four years to maximize production, during which it expects to drill 16 new wells, subject to the availability of capital and other financing, regulatory approvals and permits, the availability of drilling equipment and services, market conditions, and other factors beyond the Company’s control. The timing and number of wells ultimately drilled may differ materially from the Company’s current plans.